Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid-in capital [Member]	Deficit [Member]	Accumulated other comprehensive income [Member]
Balance at Dec. 31, 2014	$ 17,139	$ 284,760	$ 34,229	$ (318,973)	$ 17,123
Balance (in shares) at Dec. 31, 2014		16,591,002
Net loss	(24,462)	$ 0	0	(24,462)	0
Issuance of common stock (note 12(b))	28,334	$ 28,334	0	0	0
Issuance of common stock (note 12(b)) (in shares)		3,429,247
Share issue costs	(1,705)	$ (1,705)	0	0	0
Common stock issued upon exercise of options (note 12(b))	293	$ 293	0	0	0
Common stock issued upon exercise of options (note 12(b)) (in shares)		119,842
Reallocation of additional paid in capital arising from stock-based compensation related to exercise of options	0	$ 256	(256)	0	0
Reallocation of stock-based compensation liability arising from stock-based compensation related to exercise of options	9	9	0	0	0
Issuance of common shares on vesting of restricted share units, net of tax (note 12(b))	(38)	$ 72	(110)
Issuance of common shares on vesting of restricted share units, net of tax (note 12(b)) (in shares)		7,246
Stock-based compensation expense (note 13)	815	$ 0	815	0	0
Foreign currency translation adjustments	(449)	0	0	0	(449)
Balance at Dec. 31, 2015	19,936	$ 312,019	34,678	(343,435)	16,674
Balance (in shares) at Dec. 31, 2015		20,147,337
Net loss	(19,619)	$ 0	0	(19,619)	0
Issuance of common stock (note 12(b))	35,676	$ 35,676	0	0	0
Issuance of common stock (note 12(b)) (in shares)		11,708,856
Share issue costs	(3,121)	$ (3,121)	0	0	0
Issuance of common shares on vesting of restricted share units, net of tax (note 12(b))	(95)	$ 354	(449)
Issuance of common shares on vesting of restricted share units, net of tax (note 12(b)) (in shares)		28,227
Stock-based compensation expense (note 13)	1,583	$ 0	1,583	0	0
Foreign currency translation adjustments	(336)	0	0	0	(336)
Balance at Dec. 31, 2016	$ 34,024	$ 344,928	$ 35,812	$ (363,054)	$ 16,338
Balance (in shares) at Dec. 31, 2016		31,884,420